DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Q1) (Details)		3 Months Ended	9 Months Ended	12 Months Ended
	Jun. 13, 2024 USD ($) Business $ / shares shares	Mar. 31, 2026 USD ($) Subsidiary	Dec. 31, 2024 USD ($)	Dec. 31, 2025 USD ($) Subsidiary
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS [Abstract]
Year of inception		2024
Number of subsidiaries (in Subsidiary) | Subsidiary		2		2
Temporary Equity, Stock Issued During Period, Value, New Issues	$ 8,625,000
Temporary Equity, Par or Stated Value Per Share (in Dollars per share) | $ / shares	$ 0.0001
Share price (in Dollars per share) | $ / shares	$ 10
Gross proceeds from initial public offering	$ 86,250,000		$ 84,525,000	$ 0
Proceeds from issuance of private placement			2,862,500	0
Reimbursement from underwriter			862,500	0
Cash deposited in trust account	$ 86,250,000		86,250,000	$ 0
Percentage of Public Shares that would be Redeemed or Purchased if Business Combination is not Completed within Initial Combination Period		100.00%		100.00%
Working capital requirements subject to an annual limit		$ 300,000		$ 300,000
Operating cash		567,179	$ 1,129,684	865,031
Working capital deficit		$ 2,205,508		$ 1,346,674
Minimum [Member]
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS [Abstract]
Number of operating businesses included in initial business combination (in Business) | Business	1
Fair market value as percentage of net assets held in trust account included in initial business combination		80.00%		80.00%
Post-transaction ownership percentage of target business		50.00%		50.00%
Period of offer to redeem will remain open if initial business combination until expiration of tender offer period		20 days		20 days
Percentage of public shares restricted from redeeming without prior consent		15.00%		15.00%
Period to redeem public shares if business combination is not completed within initial combination period		10 days		10 days
Maximum [Member]
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS [Abstract]
Amount of interest to pay dissolution expenses		$ 100,000		$ 100,000
Over-Allotment Option [Member]
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS [Abstract]
Shares issued (in Shares) | shares	1,125,000
Share price (in Dollars per share) | $ / shares	$ 10
IPO [Member]
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS [Abstract]
Temporary Equity, Stock Issued During Period, Value, New Issues	$ 8,625,000
Share price (in Dollars per share) | $ / shares	$ 10
Gross proceeds from initial public offering	$ 86,250,000
Transaction Costs for IPO	4,809,616
Cash underwriting fee	1,725,000
Deferred underwriting fee	3,450,000
Offering Cost, Expense	497,116
Reimbursement from underwriter	$ 862,500
Private Placement [Member]
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS [Abstract]
Shares issued (in Shares) | shares	286,250
Share price (in Dollars per share) | $ / shares	$ 10
Proceeds from issuance of private placement	$ 2,862,500
Percentage of Public Shares that would be Redeemed or Purchased if Business Combination is not Completed within Initial Combination Period		100.00%	100.00%